Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Rent expense under operating leases	$ 3,239,121	$ 5,746,967	$ 6,331,194
Short-term lease cost	1,228,558	1,233,347	2,302,019
Cash paid for amounts included in the measurement of operating lease liabilities	3,789,504	5,698,668	6,287,094
Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets	$ 601,633	$ 2,783,430	$ 2,064,279